Insurance Proceeds	12 Months Ended
Dec. 31, 2014
Extraordinary and Unusual Items [Abstract]
Insurance Proceeds

8) Insurance Proceeds

In August 2014, the Bodil Knutsen sustained minor damage to its propeller. At December 31, 2014, the Partnership recorded $0.2 million for probable insurance recoveries. See Note 12(b) — Trade Accounts Receivables and Other Current Assets—Other Current Assets.

In March 2012, the Windsor Knutsen damaged its propeller. As a result, the Vessel was off-hire from April 1, 2012 to June 24, 2012 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. During the year ended December 31, 2014, 2013 and 2012, the Partnership received payments for loss of hire insurance of $nil million, $0.3 million and $3.6 million, respectively, which were recorded as a component of total revenues since day rates are recovered under terms of the policy.

In addition, as of April 15, 2013 and December 31, 2012, the Partnership recorded $3.5 million and $3.0 million, respectively, for the probable recoveries up to the amount of loss under hull and machinery insurance for the repairs as a result of the propeller damage to the Windsor Knutsen. This is classified under vessel operating expenses along with the cost of the repairs of $4.0 million and $4.1 million during 2013 and 2012, respectively.

In accordance with the Contribution and Sale Agreement entered into as of April 15, 2013, insurance claims were not transferred to the Partnership upon closing. There were no new insurance claims during 2013, and based on this and based on the Contribution and Sale Agreement entered into as of April 15, 2013, there was no claim in the consolidated and combined carve-out balance sheet as of December 31, 2013. See Consolidated and Combined Carve-Out Statements of Changes in Partners’ Capital/Owners’ Capital and Note 2(a)—Summary of Significant Accounting Policies—Basis of Preparation.